SHARE-BASED COMPENSATION - RSUs (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RSUs
Share-based compensation
Percentage of vesting rights	33.00%
Vesting period	3 years
Time-Based RSUs
Share-based compensation
Remaining unrecognized compensation expense related to non-vested awards	$ 55
Total fair value	$ 66	$ 34	$ 30
Weighted-average remaining requisite service period over which unrecognized compensation cost is expected to be amortized	1 year 6 months
RSUs
Beginning of the period (in shares)	6,100,000
Granted (in shares)	3,300,000
Vested (in shares)	(3,400,000)
Forfeited (in shares)	(300,000)
End of the period (in shares)	5,700,000	6,100,000
Weighted- Average Grant-Date Fair Value Per Share
Beginning of the period (in dollars per share)	$ 20.54
Granted (in dollars per share)	21.92
Vested (in dollars per share)	19.37
Forfeited (in dollars per share)	21.78
End of the period (in dollars per share)	$ 21.98	$ 20.54
Performance-Based Restricted Stock Units
Share-based compensation
Remaining unrecognized compensation expense related to non-vested awards	$ 22
Weighted-average remaining requisite service period over which unrecognized compensation cost is expected to be amortized	1 year 4 months 24 days
Maximum common shares issuable upon vesting (in shares)	3,729,000
RSUs
Beginning of the period (in shares)	2,000,000.0
Granted (in shares)	897,000
Vested (in shares)	(600,000)
End of the period (in shares)	2,300,000	2,000,000.0
Weighted- Average Grant-Date Fair Value Per Share
Beginning of the period (in dollars per share)	$ 25.80
Granted (in dollars per share)	26.61
Vested (in dollars per share)	19.02
End of the period (in dollars per share)	$ 28.10	$ 25.80
Method and assumptions on valuation of stock options
Contractual term (years)	3 years	3 years	3 years
Expected Company share volatility	38.60%	46.50%	54.20%
Risk-free interest rate	1.20%	2.50%	2.70%
Performance-Based Restricted Stock Units | Chief Executive Officer
Share-based compensation
Aggregate value of long term incentive awards			$ 10
Number of shares canceled (in shares)			933,000
TSR Performance-Based Restricted Stock Units
RSUs
Granted (in shares)	425,000
Weighted- Average Grant-Date Fair Value Per Share
Granted (in dollars per share)	$ 26.13
ROTC Performance-Based Restricted Stock Units
RSUs
Granted (in shares)	472,000
Weighted- Average Grant-Date Fair Value Per Share
Granted (in dollars per share)	$ 27.05